SCHEDULE OF SELLING AND MARKETING EXPENSES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Selling and marketing expense	$ 2,236,513	$ 2,960,063
Changes in selling and marketing expense	$ (723,550)
Changes in selling and marketing expense, Percentage	(2440.00%)
Payroll MPF and Staff Benefits Expense [Member]
Selling and marketing expense	$ 740,960		$ 963,944
Changes in selling and marketing expense	$ 222,959
Changes in selling and marketing expense, Percentage	(23.10%)
Rental Rates and Property Management Expense [Member]
Selling and marketing expense	$ 299,713	249,994
Changes in selling and marketing expense	$ 49,719
Changes in selling and marketing expense, Percentage	19.90%
Credit Card Commission [Member]
Selling and marketing expense	$ 109,474	131,853
Changes in selling and marketing expense	$ (22,379)
Changes in selling and marketing expense, Percentage	(17.00%)
Depreciation Property Plant Equipment [Member]
Selling and marketing expense	$ 76,077	234,267
Changes in selling and marketing expense	$ (158,190)
Changes in selling and marketing expense, Percentage	(67.50%)
Depreciation Right of Use [Member]
Selling and marketing expense	$ 6,028	12,448
Changes in selling and marketing expense	$ (6,420)
Changes in selling and marketing expense, Percentage	(51.60%)
Lease Expenses [Member]
Selling and marketing expense	$ 807,507	1,016,558
Changes in selling and marketing expense	$ (209,051)
Changes in selling and marketing expense, Percentage	(20.60%)
Advertising Marketing and Promotion Expense [Member]
Selling and marketing expense	$ 90,721	231,008
Changes in selling and marketing expense	$ (140,287)
Changes in selling and marketing expense, Percentage	(60.70%)
Other Expenses [Member]
Selling and marketing expense	$ 106,033	$ 119,991
Changes in selling and marketing expense	$ 13,983
Changes in selling and marketing expense, Percentage	11.70%